Segment, Geographic and Other Revenue Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	[1]	$ 48,851	$ 49,605	$ 51,584
Earnings	[1],[2]	8,965	12,240	15,716
Depreciation and Amortization	[3]	5,157	5,537	6,306
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		48,345	49,154	51,221
Earnings	[2]	27,149	28,671	30,318
Depreciation and Amortization	[3]	976	993	947
Other Business Activities [Member]
Segment Reporting Information [Line Items]
Revenues	[4]	506	253	232
Earnings	[2],[4]	(2,950)	(3,092)	(2,828)
Depreciation and Amortization	[3],[4]	98	91	105
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(5,430)	(5,200)	(5,689)
Depreciation and Amortization	[3],[5]	354	384	432
Purchase Accounting Adjustments [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(3,953)	(3,641)	(4,344)
Depreciation and Amortization	[3],[5]	3,573	3,782	4,487
Business Combinations, Acquisition Related Costs [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(894)	(183)	(376)
Depreciation and Amortization	[3],[5]	75	53	124
Certain Significant Items [Member]
Segment Reporting Information [Line Items]
Revenues	[6]	0	198	132
Earnings	[2],[6]	(4,321)	(3,749)	(692)
Depreciation and Amortization	[3],[6]	48	207	167
Other Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues		0	0	0
Earnings	[2]	(636)	(567)	(671)
Depreciation and Amortization	[3]	33	27	44
Global Innovative Pharmaceutical [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		13,954	13,861	14,317
Earnings	[2]	7,757	7,780	8,549
Depreciation and Amortization	[3]	248	255	238
Global Vaccines, Oncology and Consumer Healthcare [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		12,803	10,144	9,285
Earnings	[2]	6,507	4,692	4,216
Depreciation and Amortization	[3]	306	263	231
Global Established Pharmaceutical [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	[7]	21,587	25,149	27,619
Earnings	[2],[7]	12,885	16,199	17,552
Depreciation and Amortization	[3],[7]	$ 422	$ 475	$ 478

[1]	Amounts may not add due to rounding.
[2]	Income from continuing operations before provision for taxes on income.
[3]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.
[4]	Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, which in 2015 includes the revenues and expenses related to our manufacturing and supply agreements with Zoetis. Other business activities also includes the costs managed by our WRD organization and our Pfizer Medical organization.
[5]	For a description, see the “Other Costs and Business Activities” section above.
[6]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Revenues in 2014 and 2013, certain significant items primarily represent revenues related to our manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairments of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.For Earnings in 2014, certain significant items includes: (i) charges for certain legal matters of $999 million, (ii) certain asset impairments of $440 million, (iii) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (v) an upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vi) charges for business and legal entity alignment of $168 million and (vii) other charges of $165 million. For additional information, see Note 2C, Note 3 and Note 4.For Earnings in 2013, certain significant items includes: (i) patent litigation settlement income of $1.3 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (iii) net charges for certain legal matters of $21 million, (iv) certain asset impairments of $836 million, (v) the gain associated with the transfer of certain product rights to Hisun Pfizer of $459 million, (vi) costs associated with the separation of Zoetis of $18 million and (vii) other charges of $290 million. For additional information, see Note 2E, Note 3 and Note 4.
[7]	On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, and in accordance with our domestic and international reporting periods, our consolidated statement of income for the year ended December 31, 2015 reflects four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. See Note 2A for additional information.